UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Quarter Ended: March 31, 2013"
Check here if Amendment 	  ]; Amendment Number:
This Amendment (Check only one.): 	  ] is a restatement.
	  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: JWM Capital LLC
Address: 499 Park Avenue
"New York, NY 10022"

13F File Number: 028-12268

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
Title: Managing Member
Phone: 212-652-4500

"Signature, Place, and Date of Signing:"

"John W. Moon New York, NY 4/26/2013"

Report Type (Check only one.):

		  ] 13F HOLDINGS REPORT.
		X ] 13F NOTICE.
		  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number			Name

028-12266	            		Moon Capital Management LP